Details of Significant Accounts - Schedule of property, plant and equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	$ 554
Additions	165
Acquired from business combinations	28
Depreciation expense	(147)	$ (94)
Net exchange differences	1
Closing net book amount	600
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	1,849
Disposals	(10)
Closing net book amount	2,150
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	(1,295)
Disposals	9
Closing net book amount	(1,550)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	121
Additions	0
Acquired from business combinations	0
Depreciation expense	(43)
Net exchange differences	0
Closing net book amount	78
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	744
Disposals	0
Closing net book amount	744
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	(623)
Disposals	0
Closing net book amount	(666)
Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	422
Additions	165
Acquired from business combinations	28
Depreciation expense	(102)
Net exchange differences	1
Closing net book amount	513
Machinery | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	1,052
Disposals	(10)
Closing net book amount	1,353
Machinery | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	(630)
Disposals	9
Closing net book amount	(840)
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	11
Additions	0
Acquired from business combinations	0
Depreciation expense	(2)
Net exchange differences	0
Closing net book amount	9
Office equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	53
Disposals	0
Closing net book amount	53
Office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	(42)
Disposals	0
Closing net book amount	$ (44)